Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 12, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000005138
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2011
Prospectus Date	rr_ProspectusDate	Feb. 23, 2011
American Growth Fund Series Two
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk Return Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund´s primary objective is growth of capital.
Fee Table	agfi5138_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these and other discounts is available from your financial professional and in How to Reduce your Sales Charge, page 11 of the Fund´s prospectus and under Distribution of Fund Shares, Page 14 of the Fund´s statement of additional information.
Expense Breakpoint Discounts	agfi5138_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
SHAREHOLDER FEES:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES: (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	agfi5138_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund´s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investment Research Corporation (the "Adviser") manages the Fund using a growth style of investing. We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies. When a company´s fundamentals are strong, we believe earnings growth will follow.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The primary risks of investing in the Fund are:

Stock Market Risk - the value of an investment may fluctuate,

Industry and Security Risk - risks relating to an industry as a whole or a company´s prospects for business success,

Management Risk - risks that the Adviser´s assessment of a company´s growth prospects may not be accurate,

Liquidity Risk - a given security or asset may not be readily marketable,

Small Cap Risk - small cap stock risk tend to have a high exposure to market fluctuations and failure,

Mid Cap Risk - mid cap stock risk tend to have a greater exposure to market fluctuations and failure.

Convertible Security Risk - risk of loss of principal at maturity.

Loss of some or all of the money you invest is a risk of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of some or all of the money you invest is a risk of investing in the Fund.
American Growth Fund Series Two | CLASS E
SHAREHOLDER FEES:	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class E
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	3.51%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.81%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class E
1 Year	rr_ExpenseExampleYear01	1,031
3 Years	rr_ExpenseExampleYear03	1,947
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class E
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,031
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,947
American Growth Fund Series Two | CLASS F
SHAREHOLDER FEES:	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class F
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.51%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.51%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class F
1 Year	rr_ExpenseExampleYear01	653
3 Years	rr_ExpenseExampleYear03	1,649
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class F
1 Year	rr_ExpenseExampleNoRedemptionYear01	553
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,649

[1]	Purchases of Class E shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	For one year.